Intangible Assets, Net - Amortization expenses (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Intangible assets, net
2025	¥ 30,404
2026	29,578
2027	29,578
2028	29,578
2029 and thereafter	113,639
Finitelived intangible assets, net	¥ 232,777	¥ 182,006